UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 85.0%
Global - 27.1%
Earthquake - 1.5%
Acorn Re 2018-1 Class A
(3 Month LIBOR USD + 2.750%), 11/10/2021 (a)(b)(c)(d) (Cost: $5,587,000; Original Acquisition Date: 07/03/2018)		$5,587,000	$5,591,190
IBRD CAR 116
(3 Month LIBOR USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 02/02/2018)		1,750,000	1,750,000
IBRD CAR 117
(3 Month LIBOR USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	2,008,600
IBRD CAR 118-Class A
(3 Month LIBOR USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 02/02/2018)		750,000	751,275
IBRD CAR 119-Class B
(3 Month LIBOR USD + 8.250%), 02/14/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/02/2018)		1,500,000	1,504,725
IBRD CAR 120
(3 Month LIBOR USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	2,016,600

			13,622,390

Mortality/Longevity - 2.7%
Benu Capital Class B
(3 Month EURIBOR + 3.350%), 01/08/2020 (a)(b)(c)(d)(e) (Cost: $12,884,937; Original Acquisition Date: 04/21/2015)	EUR	12,000,000	14,165,860
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,868,750; Original Acquisition Date: 12/11/2014)		$3,868,750	3,864,881
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d)(f) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)		2,966,000	2,981,527
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(f) (Cost: $871,000; Original Acquisition Date: 06/28/2017)		871,000	838,359
Vita Capital VI
(6 Month LIBOR USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)		3,000,000	3,051,810

			24,902,437

Multiperil - 21.2%
Atlas Capital UK 2018 PLC
(3 Month LIBOR USD + 6.000%), 06/07/2022 (a)(b)(c) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,771,875
Atlas IX 2015-1
(3 Month LIBOR USD + 7.880%), 01/07/2019 (a)(b)(c)(d) (Cost: $9,179,936; Original Acquisition Date: 02/05/2015)		9,169,000	8,601,897
Atlas IX 2016-1
(3 Month LIBOR USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $25,969,655; Original Acquisition Date: 12/23/2015)		25,948,000	26,036,223
Galileo Re 2016-1 Class A
(T-BILL 3MO + 13.510%), 01/08/2019 (a)(b)(c)(d) (Cost: $13,618,000; Original Acquisition Date: 01/20/2016)		13,618,000	13,385,813
Galileo Re 2016-1 Class B
(T-BILL 3MO + 8.940%), 01/08/2019 (a)(b)(c)(d)(e) (Cost: $13,618,000; Original Acquisition Date: 01/20/2016)		13,618,000	13,400,793
Galileo Re 2016-1 Class C
(T-BILL 3MO + 6.870%), 01/08/2019 (a)(b)(c)(d) (Cost: $13,617,000; Original Acquisition Date: 01/20/2016)		13,617,000	13,503,979
Galileo Re 2017-1 Class B
(3 Month LIBOR USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)		2,074,000	2,100,133
Kendall Re 2018-1 Class A
(3 Month LIBOR USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $1,396,000; Original Acquisition Date: 04/19/2018)		1,396,000	1,395,651
Kilimanjaro Re 2015-1 Class D
(T-BILL 3MO + 9.250%), 12/06/2019 (a)(b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 11/10/2015)		10,000,000	10,009,000
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $15,793,441; Original Acquisition Date: 11/10/2015)		15,784,000	15,746,119
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $3,666,000; Original Acquisition Date: 04/06/2017)		3,666,000	3,658,851
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,338,310; Original Acquisition Date: 04/06/2017)		13,241,000	13,254,903
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $18,756,987; Original Acquisition Date: 04/06/2017)		18,627,000	18,891,503
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,567,622
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,372,321
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 5.720%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $1,760,000; Original Acquisition Date: 04/06/2017)		1,760,000	1,795,112
Loma Re 2013-1 Class C
(T-BILL 3MO + 0.500%), 10/09/2018 (a)(b)(c)(d) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	9,790,665
Northshore 2018-1 Class A
(3 Month LIBOR USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $2,447,000; Original Acquisition Date: 07/02/2018)		2,447,000	2,445,532
Queen Street XII
(6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(d)(e) (Cost: $3,463,000; Original Acquisition Date: 05/13/2016)		3,463,000	3,495,379
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 05/23/2017)		4,538,000	4,503,057
Tramline Re II 2014-1 Class A
(T-BILL 3MO + 8.250%), 01/04/2019 (a)(b)(c)(d) (Cost: $19,750,000; Original Acquisition Date: 12/04/2014)		19,750,000	19,676,925

			194,403,353

Other - 0.5%
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(f) (Cost: $5,093,092; Original Acquisition Date: 05/19/2016)	CHF	5,047,000	5,185,538

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.2%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,884,000; Original Acquisition Date: 07/24/2017)	$2,884,000	$2,827,762
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,019,000; Original Acquisition Date: 07/24/2017)	2,019,000	1,997,296
Queen Street XI
(T-BILL 3MO + 6.150%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/15/2015)	6,000,000	6,049,800

		10,874,858

		248,988,576

Japan - 5.1%
Earthquake - 4.7%
Kizuna Re II 2018-1 Class B
(T-BILL 3MO + 2.500%), 04/11/2023 (a)(b)(c)(d) (Cost: $362,000; Original Acquisition Date: 03/16/2018)	362,000	365,023
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $6,820,732; Original Acquisition Date: 12/12/2014)	6,806,000	6,901,284
Nakama Re 2015-1 Class 2
(T-BILL 3MO + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/14/2015)	6,000,000	6,141,900
Nakama Re 2016-1 Class 1
(6 Month LIBOR USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)	7,500,000	7,606,125
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)	4,830,000	4,923,219
Nakama Re 2018-1 Class 1
(3 Month LIBOR USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $13,500,000; Original Acquisition Date: 02/22/2018)	13,500,000	13,571,550
Nakama Re 2018-1 Class 2
(3 Month LIBOR USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 02/22/2018)	3,000,000	3,039,300

		42,548,401

Multiperil - 0.3%
Akibare Re 2018-1 Class A
(3 Month LIBOR USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,655,000; Original Acquisition Date: 03/22/2018)	1,655,000	1,667,744
Akibare Re 2018-1 Class B
(3 Month LIBOR USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,182,000; Original Acquisition Date: 03/22/2018)	1,182,000	1,192,224

		2,859,968

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.240%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $1,149,000; Original Acquisition Date: 03/23/2016)	1,149,000	1,158,996

		46,567,365

Turkey - 0.3%
Earthquake - 0.3%
Bosphorus 2015-1 Class A
(6 Month LIBOR USD + 3.250%), 08/17/2018 (a)(b)(c)(d)(e) (Cost: $3,250,000; Original Acquisition Date: 08/11/2015)	3,250,000	3,254,062

United States - 52.5%
Earthquake - 18.1%
Golden State Re II 2014-1 Class A
(T-BILL 3MO + 2.200%), 01/08/2019 (a)(b)(c)(d)(e) (Cost: $12,095,000; Original Acquisition Date: 09/10/2014)	12,100,000	12,102,420
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(d)(e) (Cost: $42,918,545; Original Acquisition Date: 11/07/2014)	42,886,000	43,199,068
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(d) (Cost: $1,131,000; Original Acquisition Date: 03/24/2016)	1,131,000	1,134,393
Merna Re 2018-1 Class A
(T-BILL 3MO + 2.000%), 04/08/2021 (a)(b)(c)(d) (Cost: $3,493,000; Original Acquisition Date: 03/26/2018)	3,493,000	3,506,623
Ursa Re 2015-1 Class B
(T-Bill 3MO + 5.000%), 09/21/2018 (a)(b)(c)(d) (Cost: $31,258,639; Original Acquisition Date: 09/10/2015)	31,250,000	31,251,563
Ursa Re 2016-1 Class A
(T-Bill 3MO + 4.000%), 12/10/2019 (a)(b)(c)(d)(e) (Cost: $20,382,042; Original Acquisition Date: 11/21/2016)	20,333,000	20,287,657
Ursa Re 2017-1 Class B
(T-Bill 3MO + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,794,826; Original Acquisition Date: 05/10/2017)	25,777,000	25,746,841
Ursa Re 2017-1 Class E
(T-Bill 3MO + 6.000%), 05/27/2020 (a)(b)(c)(d) (Cost: $28,087,000; Original Acquisition Date: 05/10/2017)	28,087,000	28,421,235

		165,649,800

Multiperil - 25.9%
Armor II 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	1,864,000	1,862,882
Blue Halo Re 2016-1 Class A
(T-BILL 3MO + 14.000%), 06/21/2019 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,547,412
Blue Halo Re 2016-1 Class B
(T-BILL 3MO + 19.750%), 06/21/2019 (a)(b)(c)(d) (Cost: $2,600,000; Original Acquisition Date: 06/10/2016)	2,600,000	1,179,490
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(d)(e) (Cost: $9,214,667; Original Acquisition Date: 07/18/2016)	9,186,000	9,224,581
Bowline 2018-1 Class A
(T-BILL 3MO + 4.500%), 05/23/2022 (a)(b)(c) (Cost: $5,456,000; Original Acquisition Date: 05/10/2018)	5,456,000	5,457,637
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.250%), 04/07/2020 (a)(b)(c)(d) (Cost: $866,758; Original Acquisition Date: 08/15/2017)	864,000	860,803
Caelus 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,322,826
Caelus 2018-1 Class B
(T-BILL 3MO + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	1,909,858
Caelus 2018-1 Class C
(T-BILL 3MO + 7.500%), 06/07/2021 (a)(b)(c) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,796,049
Caelus 2018-1 Class D
(T-BILL 3MO + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	467,898
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $5,410,606; Original Acquisition Date: 02/23/2016)	5,395,000	5,486,715

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 25.9% (continued)
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	$1,297,000	$771,910
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	6,391
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	6,018
Cal Phoenix Re 2018-1 Class A
0.500%, 08/13/2021 (a)(c)(d)(f) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	4,750,000
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(d) (Cost: $10,787,000; Original Acquisition Date: 03/02/2015)	10,787,000	10,852,261
Espada Re 2016-1 Class 20
(T-Bill 3MO + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,678,257
First Coast Re 2016-1 Class A
(T-BILL 3MO + 3.820%), 06/07/2019 (a)(b)(c)(d) (Cost: $7,000,000; Original Acquisition Date: 05/25/2016)	7,000,000	7,009,800
FloodSmart 2018 Class A
(T-BILL 3MO + 11.250%), 08/06/2021 (a)(b)(c)(d) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	20,998,950
FloodSmart 2018 Class B
(T-BILL 3MO + 13.500%), 08/06/2021 (a)(b)(c)(d) (Cost: $9,750,000; Original Acquisition Date: 07/25/2018)	9,750,000	9,749,512
Fortius Re 2017-1
(6 Month LIBOR USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $1,010,000; Original Acquisition Date: 07/14/2017)	1,010,000	1,012,020
Kilimanjaro Re 2018-1 Class A-1
(3 Month LIBOR USD + 12.500%), 05/06/2022 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,041,765
Kilimanjaro Re 2018-1 Class B-1
(3 Month LIBOR USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,292,085
Kilimanjaro Re 2018-2 Class A-2
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,041,713
Kilimanjaro Re 2018-2 Class B-2
(3 Month LIBOR USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,291,654
Long Point III 2018-1 A
(T-BILL 3MO + 2.750%), 06/01/2022 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 05/17/2018)	5,250,000	5,251,837
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $14,849,000; Original Acquisition Date: 06/26/2017)	14,849,000	15,039,810
Panthera 2018-1 Class A
(T-BILL 3MO + 3.500%), 03/09/2020 (a)(b)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 02/22/2018)	4,000,000	3,995,400
PennUnion Re 2015-1
(T-BILL 3MO + 4.500%), 12/07/2018 (a)(b)(c)(d)(e) (Cost: $8,734,175; Original Acquisition Date: 10/05/2015)	8,729,000	8,723,763
Residential Re 2013-II Class 1
(T-BILL 3MO + 0.500%), 09/06/2018 (a)(b)(c)(d) (Cost: $6,311,500; Original Acquisition Date: 11/18/2013)	6,311,500	2,524,600
Residential Re 2014-I Class 10
(T-BILL 3MO + 0.500%), 09/06/2018 (a)(b)(c)(d) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	131,621
Residential Re 2014-II Class 4
(T-BILL 3MO + 5.010%), 12/06/2018 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 11/20/2014)	8,000,000	7,978,400
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,053,000; Original Acquisition Date: 05/21/2015)	6,053,000	1,995,371
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,585,000; Original Acquisition Date: 05/21/2015)	6,585,000	6,381,524
Residential Re 2015-II Class 3
(T-BILL 3MO + 6.780%), 12/06/2019 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 11/20/2015)	12,500,000	12,513,125
Residential Re 2016-I Class 10
(T-BILL 3MO + 11.520%), 06/06/2020 (a)(b)(c)(d) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	663,742
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	2,988,235
Residential Re 2016-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2020 (a)(b)(c)(d) (Cost: $6,000,000; Original Acquisition Date: 04/28/2016)	6,000,000	6,033,900
Residential Re 2017-I Class 11
(T-BILL 3MO + 4.770%), 06/06/2021 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,695,852
Residential Re 2018-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	6,145,463
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.800%), 05/28/2019 (a)(b)(c)(d) (Cost: $6,705,000; Original Acquisition Date: 05/07/2014)	6,705,000	6,722,768
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.110%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,154,725
Sanders Re 2018-1 Class A
(T-BILL 3MO + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $10,371,000; Original Acquisition Date: 03/23/2018)	10,371,000	10,559,752
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,707,125
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(e) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	16,903,000	17,078,791
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,726,008; Original Acquisition Date: 04/27/2017)	2,718,000	2,730,503
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.250%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	469,335

		238,104,129

Windstorm - 8.5%
Alamo 2018-1 Class A
(T-BILL 1MO + 3.250%), 06/07/2021 (a)(b)(c) (Cost: $13,995,127; Original Acquisition Date: 05/23/2018)	13,996,000	13,959,610
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.390%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $16,942,600; Original Acquisition Date: 05/06/2015)	16,941,000	17,065,516
Alamo Re 2017-1 Class A
(T-BILL 3MO + 4.850%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $3,193,000; Original Acquisition Date: 05/23/2017)	3,193,000	3,225,569
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.980%), 12/31/2019 (a)(b)(c)(d) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	476,829
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $946,000; Original Acquisition Date: 11/28/2016)	946,000	929,256

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 8.5% (continued)
Citrus Re 2015-1 Class B
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d) (Cost: $425,000; Original Acquisition Date: 04/01/2015)	$425,000	$306,000
Citrus Re 2015-1 Class C
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d)(f) (Cost: $3,931,000; Original Acquisition Date: 04/01/2015)	3,931,000	9,827
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.850%), 02/25/2019 (a)(b)(c)(d) (Cost: $4,743,000; Original Acquisition Date: 02/19/2016)	4,743,000	4,269,649
Citrus Re 2016-1 Class E-50
(T-BILL 3MO + 10.000%), 02/25/2019 (a)(b)(c)(d) (Cost: $3,952,000; Original Acquisition Date: 02/19/2016)	3,952,000	13,437
Cranberry Re 2017-1 Class A
(6 Month LIBOR USD + 2.000%), 07/13/2020 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	13,104,000
Everglades II 2018-1 A
(T-BILL 3MO + 4.750%), 05/04/2021 (a)(b)(c)(d) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,946,999
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 5.000%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $3,084,825; Original Acquisition Date: 04/27/2017)	3,083,000	3,092,403
Frontline 2018-1 Class A
(T-BILL 3MO + 7.000%), 07/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 06/12/2018)	4,500,000	4,488,975
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.750%), 03/13/2019 (a)(b)(c)(d) (Cost: $556,000; Original Acquisition Date: 03/02/2016)	556,000	554,499
Manatee Re 2016-1 Class C
(T-BILL 3MO + 0.500%), 03/13/2019 (a)(b)(c)(d)(f) (Cost: $835,000; Original Acquisition Date: 03/02/2016)	835,000	—
Manatee Re II 2018-1 Class A
(T-BILL 3MO + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,246,000; Original Acquisition Date: 03/22/2018)	2,246,000	2,245,102
Manatee Re II 2018-1 Class B
(T-BILL 3MO + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,297,920
Market Re 2016-3 Class A
3.000%, 07/08/2019 (a)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 06/21/2016)	4,000,000	4,038,000
Market Re 2017-1 Class A
6.445%, 06/08/2020 (a)(b)(c)(d)(f)(g) (Cost: $1,561,926; Original Acquisition Date: 06/05/2017)	1,561,926	640,390
Pelican Re 2018-1 Class A
(3 Month LIBOR USD + 2.250%), 05/07/2021 (a)(b)(c)(d) (Cost: $1,046,000; Original Acquisition Date: 04/23/2018)	1,046,000	1,045,529

		77,709,510

		481,463,439

TOTAL EVENT LINKED BONDS (Cost $824,118,694)		780,273,442

PARTICIPATION NOTES - 5.8%
Global - 5.8%
Multiperil - 5.8%
Limestone Re 2018-1 A
03/01/2022 (a)(c)(f)(i) (Cost: $9,417,000; Original Acquisition Date: 06/20/2018)	9,417,000	9,452,784
Sector Re V Series 7 Class B
03/01/2022 (a)(c)(f)(i) (Cost: $5,549,836; Original Acquisition Date: 04/27/2017)	5,549,836	5,356,702
Sector Re V Series 7 Class G
03/01/2022 (a)(c)(f)(i) (Cost: $12,686,019; Original Acquisition Date: 04/27/2017)	12,686,019	9,372,431
Sector Re V Series 8 Class A
03/01/2023 (a)(c)(f)(i) (Cost: $842,000; Original Acquisition Date: 04/24/2018)	842,000	859,177
Sector Re V Series 8 Class B
03/01/2023 (a)(c)(f)(i) (Cost: $8,324,651; Original Acquisition Date: 04/24/2018)	8,324,651	8,494,474
Sector Re V Series 8 Class F
03/01/2023 (a)(c)(f)(i) (Cost: $6,159,000; Original Acquisition Date: 04/24/2018)	6,159,000	6,247,073
Sector Re V Series 8 Class G
03/01/2023 (a)(c)(f)(i) (Cost: $12,685,871; Original Acquisition Date: 04/24/2018)	12,685,871	12,867,279

TOTAL PARTICIPATION NOTES (Cost $55,664,377)		52,649,920

PREFERENCE SHARES - 10.6%
Global - 10.6%
Multiperil - 10.6%
Arenal (Artex Segregated Account Company) (a)(c)(f)(h)(i) (Cost: $18,090,426; Original Acquisition Date: 05/07/2015)	18,011	14,803,475
Biscayne (Artex Segregated Account Company) (a)(c)(f)(h)(i) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)	28,192	31,518,098
Hatteras (Artex Segregated Account Company) (a)(c)(f)(h)(i) (Cost: $6,237,378; Original Acquisition Date: 12/30/2014)	6,300	6,622,891
Hudson Charles 2 (Mt. Logan Re) (a)(c)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	10,150,474
Hudson Charles 3 (Mt. Logan Re) (a)(c)(f)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	13,198,236
Rondout (Artex Segregated Account Company) (a)(c)(f)(h) (Cost: $13,261,839; Original Acquisition Date: 05/29/2015)	11,118	13,474,428
Yoho (Artex Segregated Account Company) (a)(c)(f)(h)(i) (Cost: $9,381,885; Original Acquisition Date: 05/17/2016)	12,496	7,519,647

TOTAL PREFERENCE SHARES (Cost $102,145,745)		97,287,249

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (j)	257,080	257,080
First American Government Obligations Fund - Class Z - 1.81% (j)	257,081	257,081
First American Treasury Obligations Fund - Class Z - 1.79% (j)	257,080	257,080
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (j)	257,081	257,081
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (j)	257,081	257,081

TOTAL SHORT-TERM INVESTMENTS (Cost $1,285,403)		1,285,403

TOTAL INVESTMENTS (Cost $983,214,219) - 101.5%		931,496,014

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(13,631,049)

TOTAL NET ASSETS - 100.0%		$917,864,965

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $926,345,730. Foreign exposure is as follows: Bermuda: 82.7%, Cayman Islands: 9.1%, Ireland: 6.4%, Supranational: 1.8%, and Great Britain: 0.9%.

(b)

Variable rate security. Reference rates as of July 31, 2018 are as follows: 3 Month LIBOR 2.35%, 3 Month EURIBOR -0.32%, 6 Month LIBOR 2.53%, and T-BILL 3MO 1.86%. Actual reference rates may vary based on the reset date of the security.

(c)	Security is restricted as to resale.
(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2018 was $749,288,271, which represented 81.6% of net assets.

(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $73,938,539, which represents 8.1% of net assets.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro Fx, September 2018 Settlement	96	$14,085,000	$81,372
Swiss Franc, September 2018 Settlement	41	5,196,750	43,978

TOTAL FUTURES CONTRACTS SOLD		$19,281,750	$125,350

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.7%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (a)	123,904	$123,904
First American Government Obligations Fund - Class Z - 1.81% (a)	123,903	123,903
First American Treasury Obligations Fund - Class Z - 1.79% (a)	123,903	123,903
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (a)	123,903	123,903
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (a)	123,903	123,903

		619,516

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.5%
1.664%, 08/16/2018 (b)(c)	$26,310,000	26,292,121
1.861%, 10/11/2018 (b)(c)	11,000,000	10,957,994
1.528%, 11/08/2018 (b)(c)	69,200,000	68,820,352
1.696%, 12/06/2018 (b)(c)	55,050,000	54,655,765
1.806%, 01/03/2019 (b)(c)	69,400,000	68,773,629
2.211%, 03/28/2019 (b)(c)	460,000	453,320
2.266%, 04/25/2019 (b)(c)	3,980,000	3,913,547
2.350%, 06/20/2019 (b)(c)	22,620,000	22,150,420
2.418%, 07/18/2019 (b)(c)	1,350,000	1,319,200

		257,336,348

TOTAL SHORT-TERM INVESTMENTS (Cost $258,240,566)		257,955,864

TOTAL INVESTMENTS (Cost $258,240,566) - 100.7%		257,955,864

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(1,757,830)

TOTAL NET ASSETS - 100.0%		$256,198,034

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 08/01/2018, Strike Price $2,815.00	107	$30,134,303	$34,775
CBOE S&P 500 Index, Expires 08/03/2018, Strike Price $2,800.00	3	844,887	1,170
CBOE S&P 500 Index, Expires 08/03/2018, Strike Price $2,805.00	20	5,632,580	9,400
CBOE S&P 500 Index, Expires 08/03/2018, Strike Price $2,810.00	90	25,346,610	50,850
CBOE S&P 500 Index, Expires 08/03/2018, Strike Price $2,815.00	170	47,876,930	117,300
CBOE S&P 500 Index, Expires 08/03/2018, Strike Price $2,820.00	40	11,265,160	34,200
CBOE S&P 500 Index, Expires 08/06/2018, Strike Price $2,815.00	309	87,023,361	264,195
CBOE S&P 500 Index, Expires 08/06/2018, Strike Price $2,820.00	60	16,897,740	69,000
CBOE S&P 500 Index, Expires 08/08/2018, Strike Price $2,800.00	115	32,387,335	85,675

TOTAL PUT OPTIONS			666,565

(Premiums Received $1,258,656)
TOTAL WRITTEN OPTIONS			$666,565

(Premiums Received $1,258,656)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.3%
Money Market Funds - 0.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (a)	65,524	$65,524
First American Government Obligations Fund - Class Z - 1.81% (a)	65,523	65,523
First American Treasury Obligations Fund - Class Z - 1.79% (a)	65,523	65,523
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (a)	65,523	65,523
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (a)	65,524	65,524

		327,617

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9%
1.979%, 10/11/2018 (b)(c)	$450,000	448,282
1.536%, 11/08/2018 (b)(c)	20,700,000	20,586,435
1.694%, 12/06/2018 (b)(c)	19,350,000	19,211,427
1.795%, 01/03/2019 (b)(c)	45,600,000	45,188,436
2.216%, 03/28/2019 (b)(c)	900,000	886,930
2.264%, 04/25/2019 (b)(c)	3,960,000	3,893,881
2.331%, 05/23/2019 (b)(c)	250,000	245,321
2.352%, 06/20/2019 (b)(c)	1,850,000	1,811,595
2.416%, 07/18/2019 (b)(c)	1,200,000	1,172,622

		93,444,929

TOTAL SHORT-TERM INVESTMENTS (Cost $93,898,541)		93,772,546

TOTAL INVESTMENTS (Cost $93,898,541) - 100.3%		93,772,546

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(236,964)

TOTAL NET ASSETS - 100.0%		$93,535,582

Percentages are stated as a percent of net assets.

(a)	Rate show is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 08/03/2018, Strike Price $1,655.00	14	$2,339,134	$3,990
CBOE Russell 2000 Index, Expires 08/03/2018, Strike Price $1,660.00	300	50,124,300	112,500
CBOE Russell 2000 Index, Expires 08/03/2018, Strike Price $1,665.00	120	20,049,720	58,800
CBOE Russell 2000 Index, Expires 08/03/2018, Strike Price $1,670.00	127	21,219,287	88,646

TOTAL PUT OPTIONS			263,936

(Premiums Received $650,088)
TOTAL WRITTEN OPTIONS			$263,936

(Premiums Received $650,088)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.8%
Open-End Mutual Funds - 99.8%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	10,904,857	$109,484,761
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	5,267,107	54,514,557

TOTAL INVESTMENT COMPANIES (Cost $162,298,042)		163,999,318

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (b)	65,992	65,992
First American Government Obligations Fund - Class Z - 1.81% (b)	65,993	65,993
First American Treasury Obligations Fund - Class Z - 1.79% (b)	65,993	65,993
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (b)	65,993	65,993
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (b)	65,993	65,993

TOTAL SHORT-TERM INVESTMENTS (Cost $329,964)		329,964

TOTAL INVESTMENTS (Cost $162,628,006) - 100.0%		164,329,282

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(52,006)

TOTAL NET ASSETS - 100.0%		$164,277,276

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.7%
Money Market Funds - 4.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (a)	747,636	$747,636
First American Government Obligations Fund - Class Z - 1.81% (a)	747,637	747,637
First American Treasury Obligations Fund - Class Z - 1.79% (a)	747,637	747,637
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (a)	747,637	747,637
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (a)	747,637	747,637

		3,738,184

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills -96.0%
1.217%, 08/16/2018 (b)(c)	$8,100,000	8,095,987
1.547%, 11/08/2018 (b)(c)	24,100,000	23,967,781
1.701%, 12/06/2018 (b)(c)	14,200,000	14,098,308
1.781%, 01/03/2019 (b)(c)	20,000,000	19,819,490
2.275%, 05/23/2019 (b)(c)	1,500,000	1,471,929
2.365%, 06/20/2019 (b)(c)	3,000,000	2,937,722
2.407%, 07/18/2019 (b)(c)	6,500,000	6,351,702

		76,742,919

TOTAL SHORT-TERM INVESTMENTS (Cost $80,566,009)		80,481,103

TOTAL INVESTMENTS (Cost $80,566,009) - 100.7%		80,481,103

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(589,569)

TOTAL NET ASSETS - 100.0%		$79,891,534

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 08/17/2018, Strike Price EUR 5,475.00	40	$2,577,843	$17,395
CAC 40 Index, Expires 08/17/2018, Strike Price EUR 5,500.00	23	1,482,260	12,390
DAX Index, Expires 08/03/2018, Strike Price EUR 12,800.00	107	8,011,112	34,908
Euro Stoxx 50 Index, Expires 08/03/2018, Strike Price EUR 3,525.00	396	16,325,148	55,104
FTSE 100 Index, Expires 08/17/2018, Strike Price GBP 7,625.00	18	1,830,704	8,742
FTSE 100 Index, Expires 08/17/2018, Strike Price GBP 7,650.00	83	8,441,580	48,479
FTSE 100 Index, Expires 08/17/2018, Strike Price GBP 7,675.00	57	5,797,229	39,652
Hang Seng Index, Expires 09/27/2018, Strike Price HKD 28,400.00	11	2,002,874	47,505
Nikkei 225 Index, Expires 08/10/2018, Strike Price JPY 22,500.00	98	19,767,156	157,761
S&P/ASX 200 Index, Expires 08/10/2018, Strike Price AUD 6,275.00	41	1,913,002	17,820
S&P/ASX 200 Index, Expires 08/16/2018, Strike Price AUD 6,250.00	89	4,152,615	30,945
Swiss Market Index, Expires 08/16/2018, Strike Price CHF 9,150.00	37	3,428,271	22,458
Swiss Market Index, Expires 08/17/2018, Strike Price CHF 9,100.00	50	4,632,798	22,926

TOTAL PUT OPTIONS			516,085

(Premiums Received $850,502)
TOTAL WRITTEN OPTIONS			$516,085

(Premiums Received $850,502)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.3%
Open-End Mutual Funds - 99.3%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	2,080,079	$20,114,363
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,328,282	13,335,952
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	637,289	6,595,940

TOTAL INVESTMENT COMPANIES (Cost $40,121,118)		40,046,255

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (b)	44,254	44,254
First American Government Obligations Fund - Class Z - 1.81% (b)	44,253	44,253
First American Treasury Obligations Fund - Class Z - 1.79% (b)	44,253	44,253
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (b)	44,253	44,253
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (b)	44,253	44,253

TOTAL SHORT-TERM INVESTMENTS (Cost $221,266)		221,266

TOTAL INVESTMENTS (Cost $40,342,384) - 99.8%		40,267,521

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		66,008

TOTAL NET ASSETS - 100.0%		$40,333,529

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International Developed Markets VRP Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustments to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers were the result of securities for which broker quotes were not available and which were temporarily priced by the Adviser Valuation Committee. The following table summarizes the inputs used to value the Funds’ investments as of July 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
Global	$—	$236,118,271	$12,870,305	$248,988,576
Japan	—	46,567,365	—	46,567,365
Turkey	—	3,254,062	—	3,254,062
United States	—	468,029,822	13,433,617	481,463,439

Total Event-Linked Bonds	—	753,969,520	26,303,922	780,273,442
Participation Notes(1)	—	—	52,649,920	52,649,920
Preference Shares(1)	—	—	97,287,249	97,287,249
Money Market Funds	1,285,403	—	—	1,285,403

Total Assets	$1,285,403	$753,969,520	$176,241,091	$931,496,014

Other Financial Instruments*
Unrealized appreciation on futures	$125,350	$—	$—	$125,350

Total	$125,350	$—	$—	$125,350

U.S. Large Cap VRP Fund
Assets
Money Market Funds	$619,516	$—	$—	$619,516
U.S. Treasury Bills	—	257,336,348	—	257,336,348

Total Assets	$619,516	$257,336,348	$—	$257,955,864

Liabilities
Written Options	$(103,200)	$(563,365)	$—	$(666,565)

Total Liabilities	$(103,200)	$(563,365)	$—	$(666,565)

U.S. Small Cap VRP Fund(2)
Assets
Money Market Funds	$327,617	$—	$—	$327,617
U.S. Treasury Bills		93,444,929	—	93,444,929

Total Assets	$327,617	$93,444,929	$—	$93,772,546

Liabilities
Written Options	$(88,646)	$(175,290)	$—	$(263,936)

Total Liabilities	$(88,646)	$(175,290)	$—	$(263,936)

U.S. VRP Master Fund(2)
Assets
Investment Companies - Open End	$163,999,318	$—	$—	$163,999,318
Money Market Funds	329,964	—	—	329,964

Total Assets	$164,329,282	$—	$—	$164,329,282

International Developed Markets VRP Fund(2)
Assets
Money Market Funds	$3,738,184	$—	$—	$3,738,184
U.S. Treasury Bills	—	76,742,919	—	76,742,919

Total Assets	$3,738,184	$76,742,919	$—	$80,481,103

Liabilities
Written Options	$(468,580)	$(47,505)	$—	$(516,085)

Total Liabilities	$(468,580)	$(47,505)	$—	$(516,085)

Global Equity VRP Master Fund(2)
Assets
Investment Companies - Open End	$40,046,255	$—	$—	$40,046,255
Money Market Funds	221,266	—	—	221,266

Total Assets	$40,267,521	$—	$—	$40,267,521

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2018, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which unobservable significant inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2018:

	High Yield Fund			U.S. Large Cap VRP Fund
	Event- Linked Bonds	Participation Notes	Preference Shares	Contingent Value Rights
Beginning Balance - November 1, 2017	$53,458,762	$39,206,523	$101,348,800	$5,744
Acquisitions	8,750,000	37,428,520	—	—
Dispositions	(32,462,113)	(25,879,187)	—	(5,058)
Realized gains	49,413	4,662,797	—	5,058
Return of capital	—	—	(1,735,541)	—
Change in unrealized depreciation	(1,401,835)	(2,768,733)	(2,326,010)	(5,744)
Transfers in/(out) of Level 3	(2,090,305)	—	—	—

Ending Balance - July 31, 2018	$26,303,922	$52,649,920	$97,287,249	$—

As of July 31, 2018, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund was $(4,102,531) for Event-Linked Bonds, $3,470,457 for Participation Notes, and $(1,733,195) for Preference Shares.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2018.

High Yield Fund

Type of Security	Industry	Fair Value at 7/31/18	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Preference Shares	Financial Services	$73,938,539	Insurance industry loss model	Estimated losses:	$0.1MM - $9.4MM	$2.5MM
				Estimated premium earned:	$1.1MM - $7.7MM	$4.4MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $26,303,922 for Event-Linked Bonds, $52,649,920 for Participation Notes and $23,348,710 for Preference Shares.

Derivative Transactions – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund invested in derivatives for hedging and speculative purposes during the period ended July 31, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund also invested in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund held futures contracts during the period ended July 31, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2018, was as follows:

	High Yield Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Total short futures contracts	$26,212,664	$—	$—

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund wrote call or put options during the period ended July 31, 2018. These Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended July 31, 2018, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Written Options	$1,620,905	$1,083,458	$866,290

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund
Futures
Foreign exchange contracts	Net assets - Unrealized appreciation*	$125,350

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	$666,565

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	263,936

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	516,085

2. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended July 31, 2018. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I					Total
November 1, 2017 Balance
Shares	13,282,348		6,863,133
Cost	$134,876,536		$68,896,464					$203,773,000
Additions
Shares	2,686,961		1,443,534
Cost	$27,150,000		$14,650,000
Reductions
Shares	5,064,452		3,039,560
Cost	$52,148,769		$31,126,189
July 31, 2018 Balance
Shares	10,904,857		5,267,107
Cost	$109,877,767		$52,420,275					$162,298,042
Value	$109,484,761		$54,514,557					$163,999,318
Dividend Income	$7,029,123		$2,362,121					$9,391,244
Realized Gain/(Loss)	$10,989,263	(1)	$5,849,446	(2)				$16,838,709
Change in Unrealized Depreciation	$(18,130,651)		$(5,601,822)					$(23,732,473)

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund -Class I	Total
November 1, 2017 Balance
Shares	1,144,925		588,328		1,226,624		646,976
Cost	$11,983,964		$5,865,089		$11,815,190		$5,759,338	$35,423,581
Additions
Shares	310,792		196,174		1,005,505		—
Cost	$3,150,000		$2,000,000		$9,700,000		$—
Reductions
Shares	127,435		147,214		152,050		646,976
Cost	$1,372,943		$1,498,030		$1,522,152		$5,759,338
July 31, 2018 Balance
Shares	1,328,282		637,288		2,080,079		—
Cost	$13,761,021		$6,367,059		$19,993,038		$—	$40,121,118
Value	$13,335,952		$6,595,940		$20,114,363		$—	$40,046,255
Dividend Income	$608,541		$206,521		$1,278,561		$—	$2,093,623
Realized Gain/(Loss)	$1,021,185	(3)	$524,424	(4)	$191,103	(5)	$115,206	$1,851,918
Change in Unrealized Depreciation	$(1,596,288)		$(471,774)		$(1,347,818)		$(128,148)	$(3,544,028)

(1)	Includes $12,638,032 of long-term capital gain distributions.
(2)	Includes $5,975,635 of long-term capital gain distributions.
(3)	Includes $1,094,128 of long-term capital gain distributions.
(4)	Includes $522,452 of long-term capital gain distributions.
(5)	Includes $263,255 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/28/2018

*	Print the name and title of each signing officer under his or her signature.